LORD ABBETT                                                  [LORD ABBETT LOGO]





                                    2003
                                     SEMI-
                                    ANNUAL
                                      REPORT



LORD ABBETT
  LARGE-CAP GROWTH FUND


















FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2003

(Unaudited)
--------------------------------------------------------------------------------
LORD ABBETT LARGE-CAP GROWTH FUND
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JANUARY 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of Lord Abbett Large-Cap Growth Fund's strategies and performance for the six-month period ended January 31, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q. HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED JANUARY 31, 2003?

A. The Lord Abbett Large-Cap Growth Fund(1) (the "Fund") returned -7.0%(2) for the six months ended January 31, 2003, compared with its benchmark, the Russell 1000(R) Growth Index,(3) which returned -6.0% during the same period. Please refer to page (2) for Average Annual Total Returns.

Q. WHAT FACTORS MOST SIGNIFICANTLY AFFECTED PERFORMANCE?

A. During the period, the Fund benefited from stock selection in the consumer discretionary sector, where the Fund held positions that stand to benefit from a cyclical economic recovery. Specifically, an online auction website advanced from increased strategic partnerships and strong revenue and earnings growth. The Fund also benefited from the Financial Services sector, which performed well, as the Federal Reserve Board again reduced the federal funds rate. Specifically, a mortgage provider, a consumer banking company and a payment services corporation enjoyed strong performance for the Fund.

     Stock selection in the consumer staples sector detracted from performance, as a large domestic retailer failed to meet earnings estimates. In addition, a beer distributor, another consumer staples holding, suffered from lower-than-expected earnings. In the technology sector, muted growth rates and a continued capital spending drought kept pressure on the Fund's holdings. While the sector did experience a revival towards the end of 2002, the lack of sustained earnings visibility has plagued the technology sector.

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. After gaining strength in the fourth quarter of 2001 and the first half of 2002, the economy began to slow in June and July and discussion of a double-dip recession began to emerge among investors. Reinforcing these economic worries were downward revisions in GDP

(Unaudited)
--------------------------------------------------------------------------------

for 2001, which revealed three mildly down quarters instead of the one originally reported. The fourth quarter began with low expectations, as a result of the downward economic revisions experienced during an extremely negative third quarter. But, as the quarter progressed, economic data began to reveal some positive news. Statistics have shown that consumer sentiment has possibly bottomed and continued low levels of interest rates and inflation helped to sustain consumer spending and housing demand throughout the fourth quarter. This influx of encouraging trends sparked the equity markets, as major indices finally experienced sustained gains.

     In contrast, the business sector of the economy appeared to be overly cautious during the fourth quarter and business sentiment lagged consumer resolve. Concerns existed that corporate earnings will not improve as rapidly as anticipated, as economic growth would continue at a slower-than-expected pace. In addition, high oil prices and the threat of international conflict weighed on investor confidence and economic recovery. After a brief rally in the beginning of 2003, continued downward pressure dominated the equity market, as geopolitical risks and impending war concerns continued to cloud corporate outlooks.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. While the end of 2002 has brought another down year in the equity market, we believe the groundwork is laid for a positive 2003. We expect the corporate profit cycle, which showed momentum in the latter part of 2002, to continue to increase, and we expect strong consumer spending to support the economic recovery. Going forward, we will remain steadfast to the disciplined investment process and philosophy that has guided our firm for over seventy years, and we feel, despite market volatility, we can continue to offer attractive investment opportunities for our clients.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75% WITH ALL DISTRIBUTION REINVESTED. 1 YEAR: -39.04% LIFE OF FUND: -30.58%

(1) The Fund's portfolio is actively managed and, therefore, allocations are subject to change. Sectors may include many industries.

(2) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the six months ended January 31, 2003.

(3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Growth Index does not reflect deduction of fees or expenses. INDICES ARE UNMANAGED, DO NOT REFLECT THE DEDUCTION OF FEES OR EXPENSES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when

(Unaudited)
--------------------------------------------------------------------------------

redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2003

                                                                     VALUE
INVESTMENTS                                           SHARES         (000)
-------------------------------------------------------------------------------
COMMON STOCKS 99.05%

AEROSPACE 0.29%
Lockheed Martin Corp.                                 4,000        $     204
                                                                   ---------
BANKS: NEW YORK CITY 0.20%
J.P. Morgan Chase & Co.                               6,000              140
                                                                   ---------
BANKS: OUTSIDE NEW YORK CITY 1.55%
Fifth Third Bancorp                                   9,100              485
Wells Fargo & Co.                                    12,500              592
                                                                   ---------
TOTAL                                                                  1,077
                                                                   ---------
BEVERAGE: BREWERS (WINERIES) 0.85%
Anheuser-Busch Cos., Inc.                            12,496              593
                                                                   ---------
BEVERAGE: SOFT DRINKS 1.95%
PepsiCo, Inc.                                        23,500              951
The Coca Cola Co.                                    10,000              405
                                                                   ---------
TOTAL                                                                  1,356
                                                                   ---------
BIOTECHNOLOGY RESEARCH & PRODUCTION 2.54%
Amgen, Inc.*                                         25,183            1,283
Chiron Corp.*                                         5,500              206
Genentech, Inc.*                                      7,500              276
                                                                   ---------
TOTAL                                                                  1,765
                                                                   ---------
CABLE TELEVISION SERVICES 0.09%
EchoStar
Communications Corp.*                                 2,500               65
                                                                   ---------
COMMUNICATIONS & MEDIA 0.67%
AOL Time Warner, Inc.*                               40,000              466
                                                                   ---------
COMMUNICATIONS TECHNOLOGY 6.03%
Brocade Comm Sys, Inc.*                              32,500              145
Cisco Systems, Inc.*                                180,000            2,407
Motorola, Inc.                                       43,000              343
QUALCOMM, Inc.*                                      34,500        $   1,299
                                                                   ---------
TOTAL                                                                  4,194
                                                                   ---------
COMPUTER SERVICES SOFTWARE & SYSTEMS 8.78%
Check Point Software
Technologies Ltd.*                                   21,500              308
Intuit, Inc.*                                         5,200              229
Microsoft Corp.                                      86,400            4,101
Oracle Corp.*                                        60,000              722
PeopleSoft, Inc.*                                    14,600              283
QLogic Corp.*                                         2,000               67
Symantec Corp.*                                       8,528              398
                                                                   ---------
TOTAL                                                                  6,108
                                                                   ---------
COMPUTER TECHNOLOGY 4.96%
Dell Computer Corp.*                                 48,867            1,166
EMC Corp.*                                           30,000              231
Hewlett-Packard Co.                                   8,000              139
International Business
Machines Corp.                                       21,674            1,696
Network Appliance, Inc.*                             20,000              216
                                                                   ---------
TOTAL                                                                  3,448
                                                                   ---------
CONSUMER ELECTRONICS 1.29%
Electronic Arts, Inc.*                                7,000              363
Yahoo, Inc.*                                         29,250              532
                                                                   ---------
TOTAL                                                                    895
                                                                   ---------
CONSUMER PRODUCTS 0.47%
Gillette Co.                                         11,000              329
                                                                   ---------
DIVERSIFIED FINANCIAL SERVICES 3.84%
Accenture Ltd. Class A                               13,700              227
American Express Co.                                 20,000              711
Citigroup, Inc.                                      29,900            1,028
Marsh & McLennan
Cos., Inc.                                            9,000              384
Morgan Stanley                                        8,531              323
                                                                   ---------
TOTAL                                                                  2,673
                                                                   ---------

4    SEE NOTES TO FINANCIAL STATEMENTS.


SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
JANUARY 31, 2003

                                                                     VALUE
INVESTMENTS                                          SHARES          (000)
-------------------------------------------------------------------------------
DRUG & GROCERY STORE CHAINS 1.13%
Walgreen Co.                                         27,000        $     783
                                                                   ---------
DRUGS & PHARMACEUTICALS 18.20%
AmerisourceBergen Corp.                               6,800              396
Cardinal Health, Inc.                                12,000              700
Eli Lilly & Co.                                      18,700            1,126
Forest Laboratories, Inc.*                           11,200              580
Johnson & Johnson                                    53,250            2,855
Merck & Co., Inc.                                    28,800            1,595
Pfizer, Inc.                                        111,750            3,393
Pharmacia Corp.                                      14,250              595
Teva Pharmaceutical
Industries Ltd. ADR                                   5,000              192
Wyeth                                                31,520            1,230
                                                                   ---------
TOTAL                                                                 12,662
                                                                   ---------
ELECTRONICS: MEDICAL SYSTEMS 1.68%
Medtronic, Inc.                                      26,050            1,170
                                                                   ---------
ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 4.54%
Analog Devices, Inc.*                                 4,000               96
Broadcom Corp.*                                      14,000              190
Intel Corp.                                         130,000            2,036
Linear Technology Corp.                               3,500               91
Texas Instruments, Inc.                              47,000              747
                                                                   ---------
TOTAL                                                                  3,160
                                                                   ---------
ELECTRONICS: TECHNOLOGY 0.03%
General Dynamics Corp.                                  300               20
                                                                   ---------
ENTERTAINMENT 1.28%
Viacom, Inc.                                         23,150              892
                                                                   ---------
FINANCIAL DATA PROCESSING
SERVICES & SYSTEMS 1.76%
Automatic Data
Processing, Inc.                                     10,300              357
First Data Corp.                                     12,900              444
Fiserv, Inc.*                                        13,500        $     421
                                                                   ---------
TOTAL                                                                  1,222
                                                                   ---------
FINANCIAL MISCELLANEOUS 2.38%
Federal National
Mortgage Assoc                                       25,552            1,653
                                                                   ---------
FOODS 0.12%
Sysco Corp.                                           2,750               81
                                                                   ---------
HEALTHCARE FACILITIES 1.66%
HCA, Inc.                                            18,900              808
Quest Diagnostics, Inc.*                              6,500              350
                                                                   ---------
TOTAL                                                                  1,158
                                                                   ---------
HEALTHCARE MANAGEMENT SERVICES 2.16%
Oxford Health Plans, Inc.*                            3,055              108
UnitedHealth Group, Inc.                              8,500              747
Wellpoint Hlth
Networks, Inc.*                                       8,900              647
                                                                   ---------
TOTAL                                                                  1,502
                                                                   ---------
HOMEBUILDING 0.56%
Lennar Corp.                                          7,250              390
                                                                   ---------
INSURANCE: MULTI-LINE 1.75%
American Int'l.,
Group, Inc.                                          22,470            1,216
                                                                   ---------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 2.13%
Biomet, Inc.                                         11,450              320
Boston Scientific Corp.*                             13,582              549
Stryker Corp.                                         8,100              488
Zimmer Holdings, Inc.*                                3,000              123
                                                                   ---------
TOTAL                                                                  1,480
                                                                   ---------
MULTI-SECTOR COMPANIES 4.44%
3M Co.                                               10,300            1,283
General Electric Co.                                 78,068            1,806
                                                                   ---------
TOTAL                                                                  3,089
                                                                   ---------


                                           SEE NOTES TO FINANCIAL STATEMENTS.  5

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
JANUARY 31, 2003

                                                                     VALUE
INVESTMENTS                                            SHARES        (000)
-------------------------------------------------------------------------------
OIL: INTEGRATED INTERNATIONAL 0.58%
ChevronTexaco Corp.                                    1,500       $      97
Exxon Mobil Corp.                                      9,000             307
                                                                   ---------
TOTAL                                                                    404
                                                                   ---------
PRODUCTION TECHNOLOGY EQUIPMENT 1.04%
Applied Materials, Inc.*                              56,050             671
KLA-Tencor Corp.*                                      1,500              49
                                                                   ---------
TOTAL                                                                    720
                                                                   ---------
PUBLISHING: NEWSPAPERS 0.73%
Gannett Co., Inc.                                      7,000             509
                                                                   ---------
RADIO & TV BROADCASTERS 0.65%
Clear Channel
Comm, Inc.*                                           11,274             452
                                                                   ---------
RECREATIONAL VEHICLES & BOATS 0.35%
Harley-Davidson, Inc.                                  5,900             247
                                                                   ---------
RESTAURANTS 1.12%
Starbucks Corp.*                                      10,550             240
Yum! Brands, Inc.*                                    23,400             542
                                                                   ---------
TOTAL                                                                    782
                                                                   ---------
RETAIL 10.25%
Amazon.com, Inc.*                                     12,000             262
Bed Bath & Beyond, Inc.*                               9,000             302
Best Buy Co., Inc.*                                   14,500             378
Kohl's Corp.*                                         14,700             770
Limited Brands                                        12,500             157
Lowes Cos., Inc.                                      17,500             598
Target Corp.                                          15,700             443
The Home Depot, Inc.                                  47,250             988
The TJX Cos., Inc.                                    20,000             367
Wal-Mart Stores, Inc.                                 60,000           2,868
                                                                   ---------
TOTAL                                                                  7,133
                                                                   ---------
SAVINGS & LOAN 1.28%
Washington Mutual, Inc.                               25,900       $     892
                                                                   ---------
SECURITIES BROKERAGE & SERVICES 0.61%
Lehman Brothers
Holdings, Inc.                                         7,750             423
                                                                   ---------
SERVICES: COMMERCIAL 1.48%
eBay, Inc.*                                           13,750           1,033
                                                                   ---------
SOAPS & HOUSEHOLD CHEMICALS 2.29%
Colgate Palmolive
Co., Inc.                                              9,800             499
The Procter & Gamble Co.                              12,750           1,091
                                                                   ---------
TOTAL                                                                  1,590
                                                                   ---------
TELECOMMUNICATIONS EQUIPMENT 0.21%
Nokia Oyj ADR                                         10,000             144
                                                                   ---------
TEXTILES APPAREL MANUFACTURERS 0.07%
Coach, Inc.*                                           1,500              48
                                                                   ---------
TOBACCO 0.82%
Altria Group, Inc.*                                   15,000             568
                                                                   ---------
UTILITIES: TELECOMMUNICATIONS 0.24%
Nextel
Communications, Inc.*                                 13,000             164
                                                                   ---------
TOTAL COMMON STOCKS
(Cost $87,762,391)                                                 $  68,900
                                                                   =========


6   SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2003

                                           PRINCIPAL
                                              AMOUNT        VALUE
INVESTMENTS                                    (000)        (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT                        1.09%

REPURCHASE AGREEMENT                         1.09%

Repurchase agreement
dated 1/31/2003,
1.25% due 2/3/2003 with
State Street Bank & Trust Co.
collateralized by $735,000 of Federal
National Mortgage Assoc.
at 1.60% due 1/16/2004,
$40,000 of Federal Home Loan Bank
at 1.55% due 1/14/2004;
value $775,969;
proceeds $755,011
(Cost $754,933)                           $   755               755
                                                            =======
TOTAL INVESTMENTS 100.14%
(Cost $88,517,324)                                          $69,655
                                                            =======

     *    Non-Income producing security.
     +    Security (or a portion of Security) on loan.
ADR-American Depository Receipt.


                                            SEE NOTES TO FINANCIAL STATEMENTS. 7

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
January 31, 2003

ASSETS:
   Investment in securities, at value (cost $88,517,324)          $  69,654,767
   Market value of collateral for securities loaned                     253,690
   Receivables:
     Interest and dividends                                              62,241
     Investment securities sold                                         713,312
     Capital shares sold                                                284,736
   Prepaid expenses and other assets                                     40,974
-------------------------------------------------------------------------------
   TOTAL ASSETS                                                      71,009,720
-------------------------------------------------------------------------------
LIABILITIES:
   Securities lending collateral                                        253,690
   Payables:
     Investment securities purchased                                    754,933
     Capital shares reacquired                                          117,840
     Management fee                                                      52,832
     12b-1 distribution fees                                             61,539
     Trustees' fees                                                       8,540
   Accrued expenses                                                     204,516
-------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                  1,453,890
===============================================================================
NET ASSETS                                                        $  69,555,830
===============================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                   $ 158,898,796
Accumulated net investment loss                                        (509,095)
Accumulated net realized loss on investments                        (69,971,314)
Net unrealized depreciation on investments                          (18,862,557)
-------------------------------------------------------------------------------
NET ASSETS                                                        $  69,555,830
===============================================================================
NET ASSETS BY CLASS:
Class A Shares                                                    $  52,108,202
Class B Shares                                                    $  10,609,439
Class C Shares                                                    $   6,837,346
Class P Shares                                                          $424.61
Class Y Shares                                                          $418.74

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                       13,918,699
Class B Shares                                                        2,892,331
Class C Shares                                                        1,865,006
Class P Shares                                                          113.126
Class Y Shares                                                          112.889

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                            $3.74
Class A Shares-Maximum offering price (Net asset value plus
  sales charge of 5.75%)                                                  $3.97
Class B Shares-Net asset value                                            $3.67
Class C Shares-Net asset value                                            $3.67
Class P Shares-Net asset value                                            $3.75
Class Y Shares-Net asset value                                            $3.71
===============================================================================


8   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended January 31, 2003

INVESTMENT INCOME:
Dividends                                                                  $    333,064
Interest                                                                         18,364
Securities lending                                                                  932
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         352,360
---------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                  275,130
12b-1 distribution plan-Class A                                                  94,992
12b-1 distribution plan-Class B                                                  53,399
12b-1 distribution plan-Class C                                                  33,018
12b-1 distribution plan-Class P                                                       2
Shareholder servicing                                                           235,635
Reports to shareholders                                                          35,602
Registration                                                                     37,347
Fund accounting                                                                  10,837
Fund administration                                                              10,526
Custody                                                                           7,682
Professional                                                                     24,437
Trustees' fees                                                                    1,598
Pricing                                                                           1,190
Other                                                                               504
---------------------------------------------------------------------------------------
Gross expenses                                                                  821,899
   Expense reductions                                                              (588)
---------------------------------------------------------------------------------------
NET EXPENSES                                                                    821,311
---------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                            (468,951)
---------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments                                            (26,263,511)
Net change in unrealized appreciation/depreciation on investments            21,494,833
=======================================================================================
NET REALIZED AND UNREALIZED LOSS                                             (4,768,678)
=======================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ (5,237,629)
=======================================================================================

                                            SEE NOTES TO FINANCIAL STATEMENTS. 9

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                       JANUARY 31, 2003              YEAR ENDED
DECREASE IN NET ASSETS                                                      (UNAUDITED)           JULY 31, 2002
OPERATIONS:
Net investment loss                                                        $   (468,951)          $ (1,298,660)
Net realized loss on investments                                            (26,263,511)           (30,129,949)
Net change in unrealized appreciation/depreciation on investments            21,494,833             (9,107,063)
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         (5,237,629)           (40,535,672)
==============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            14,577,285             48,249,246
Cost of shares reacquired                                                   (12,221,134)           (29,462,103)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                   2,356,151             18,787,143
==============================================================================================================
NET DECREASE IN NET ASSETS                                                   (2,881,478)           (21,748,529)
==============================================================================================================
NET ASSETS
Beginning of period                                                          72,437,308             94,185,837
--------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                              $ 69,555,830           $ 72,437,308
==============================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                            $   (509,095)          $    (40,144)
==============================================================================================================


10  SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS
                                                         ENDED        YEAR ENDED 7/31      12/15/1999(a)
                                                       1/31/2003   ---------------------       TO
                                                      (UNAUDITED)    2002       2001        7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 4.02       $  6.33     $ 10.57      $10.00
                                                       ======       =======     =======      ======
Investment operations

  Net investment loss                                    (.02)(b)      (.07)(b)    (.08)(b)    (.05)(b)

  Net realized and unrealized gain (loss)                (.26)        (2.24)      (4.14)        .62
                                                       ------       -------     -------      ------
    Total from investment operations                     (.28)        (2.31)      (4.22)        .57
                                                       ------       -------     -------      ------
Distributions to shareholders from net realized gain       --            --        (.02)         --
                                                       ------       -------     -------      ------
NET ASSET VALUE, END OF PERIOD                         $ 3.74       $  4.02     $  6.33      $10.57
                                                       ======       =======     =======      ======
Total Return(c)                                         (6.97)%(d)   (36.49)%    (39.96)%      5.70%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions      1.06%(d)      2.02%       1.68%        .82%(d)

  Expenses, excluding waiver and expense reductions      1.06%(d)      2.02%       1.69%       1.12%(d)

  Net investment loss                                    (.57)%(d)    (1.29)%     (1.01)%      (.44)%(d)

                                                      SIX MONTHS
                                                         ENDED        YEAR ENDED 7/31      12/15/1999(a)
                                                       1/31/2003   ---------------------        TO
SUPPLEMENTAL DATA:                                    (UNAUDITED)    2002         2001      7/31/2000
--------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                        $52,109     $56,665      $78,064     $83,703

Portfolio turnover rate                                  35.50%      42.08%       36.53%      14.66%
--------------------------------------------------------------------------------------------------------


                                          SEE NOTES TO FINANCIAL STATEMENTS.  11

                                                       SIX MONTHS
                                                          ENDED        YEAR ENDED 7/31         12/15/1999(a)
                                                        1/31/2003   ---------------------            TO
                                                       (UNAUDITED)    2002          2001         7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                   $   3.95       $   6.26      $  10.51         $ 10.00
                                                       ========       ========      ========         =======
Investment operations

  Net investment loss                                      (.04)           (.10)        (.13)           (.07)(b)

  Net realized and unrealized gain (loss)                  (.24)          (2.21)       (4.10)            .58
                                                        --------       --------     --------         -------
    Total from investment operations                       (.28)          (2.31)       (4.23)            .51
                                                        --------       --------     --------         -------
Distributions to shareholders from net realized gain         --              --         (.02)             --
                                                        --------       --------     --------         -------
NET ASSET VALUE, END OF PERIOD                          $   3.67       $   3.95     $   6.26         $ 10.51
                                                        ========       ========     ========         =======
Total Return(c)                                            (7.09)%(d)    (36.90)      (40.34)           5.20%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions         1.39%          2.63%        2.29%           1.07%(d)

  Expenses, excluding waiver and expense reductions         1.39%          2.63%        2.30%           1.53%(d)

  Net investment loss                                       (.90)%(d)     (1.92)       (1.64)           (.68)%(d)

                                                       SIX MONTHS
                                                          ENDED        YEAR ENDED 7/31         12/15/1999(a)
                                                        1/31/2003   ---------------------            TO
SUPPLEMENTAL DATA:                                      (UNAUDITED)    2002          2001         7/31/2000
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                        $10,610       $10,041      $11,522         $8,046

  Portfolio turnover rate                                  35.50%        42.08%       36.53%         14.66%
-------------------------------------------------------------------------------------------------------------


12   SEE NOTES TO FINANCIAL STATEMENTS.

                                                            SIX MONTHS
                                                               ENDED                     YEAR ENDED 7/31          12/15/1999(a)
                                                             1/31/2003           -----------------------------         TO
                                                            (UNAUDITED)              2002                2001      7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 3.95              $  6.25             $ 10.51         $10.00
                                                              ======              =======             =======         ======

Investment operations

  Net investment loss                                           (.04)(b)             (.10)(b)            (.13)(b        (.07)(b)

  Net realized and unrealized gain (loss)                       (.24)               (2.20)              (4.11)           .58
                                                              ------              -------             -------         ------
    Total from investment operations                            (.28)               (2.30)              (4.24)           .51
                                                              ------              -------             -------         ------
Distributions to shareholders from net realized gain              --                   --                (.02)            --
                                                              ------              -------             -------         ------
NET ASSET VALUE, END OF PERIOD                                $ 3.67              $  3.95             $  6.25         $10.51
                                                              ======              =======             =======         ======
Total Return(c)                                                (7.09)%(d)          (36.80)%            (40.44)%         5.20%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions             1.39%(d)             2.63%               2.34%          1.01%(d)

  Expenses, excluding waiver and expense reductions             1.39%(d)             2.63%               2.35%          1.53%(d)

  Net investment loss                                           (.90)%(d)           (1.91)%             (1.69)%         (.61)%(d)

                                                            SIX MONTHS
                                                               ENDED                     YEAR ENDED 7/31          12/15/1999(a)
                                                             1/31/2003           -----------------------------         TO
SUPPLEMENTAL DATA:                                          (UNAUDITED)              2002                2001      7/31/2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                             $6,837                $5,731              $4,598       $2,066

  Portfolio turnover rate                                      35.50%                42.08%              36.53%       14.66%
--------------------------------------------------------------------------------------------------------------------------------


                                           SEE NOTES TO FINANCIAL STATEMENTS. 13

                                                            SIX MONTHS
                                                               ENDED                     YEAR ENDED 7/31          12/15/1999(a)
                                                             1/31/2003           -----------------------------         TO
                                                            (UNAUDITED)              2002                2001      7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 4.03              $  6.32             $ 10.53        $10.00
                                                              ======              =======             =======        ======
Investment operations

  Net investment loss                                           (.02)(b)             (.05)(b)            (.07)(b)      (.05)(b)

  Net realized and unrealized gain (loss)                       (.26)               (2.24)              (4.12)          .58
                                                              ------              -------             -------        ------
    Total from investment operations                            (.28)               (2.29)              (4.19)          .53
                                                              ------              -------             -------        ------
Distributions to shareholders from net realized gain              --                   --                (.02)           --
                                                              ------              -------             -------        ------
NET ASSET VALUE, END OF PERIOD                                $ 3.75              $  4.03             $  6.32        $10.53
                                                              ======              =======             =======        ======
Total Return(c)                                                (6.95)%(d)          (36.23)%            (39.83)%        5.30%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions             1.12%(d)             2.08%               1.74%          .87%(d)

  Expenses, excluding waiver and expense reductions             1.12%(d)             2.08%               1.75%         1.19%(d)

  Net investment loss                                           (.63)%(d)           (1.35)%             (1.08)%        (.43)%(d)


                                                            SIX MONTHS
                                                               ENDED                     YEAR ENDED 7/31          12/15/1999(a)
                                                             1/31/2003           -----------------------------         TO
SUPPLEMENTAL DATA:                                          (UNAUDITED)              2002                2001      7/31/2000
--------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                            $   --(e)           $   --(e)             $    1        $    1

   Portfolio turnover rate                                     35.50%               42.08%               36.53%        14.66%
--------------------------------------------------------------------------------------------------------------------------------


14  SEE NOTES TO FINANCIAL STATEMENTS.

                                                            SIX MONTHS
                                                               ENDED                     YEAR ENDED 7/31          12/15/1999(a)
                                                             1/31/2003           -----------------------------         TO
                                                            (UNAUDITED)              2002                2001      7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 4.00              $  6.31             $ 10.54         $10.00
                                                              ======              =======             =======         ======
Investment operations

  Net investment loss                                           (.04)(b)             (.08)(b)            (.08)(b)       (.01)(b)

  Net realized and unrealized gain (loss)                       (.25)               (2.23)              (4.13)           .55
                                                              ------              -------             -------         ------
    Total from investment operations                            (.29)               (2.31)              (4.21)           .54
                                                              ------              -------             -------         ------
Distributions to shareholders from net realized gain              --                   --                (.02)            --
                                                              ------              -------             -------         ------
NET ASSET VALUE, END OF PERIOD                                $ 3.71              $  4.00             $  6.31         $10.54
                                                              ======              =======             =======         ======
Total Return(c)                                                (7.25)%(d)          (36.61)%            (39.98)%         5.40%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions              .89%(d)             1.63%               1.29%           .59%(d)

  Expenses, excluding waiver and expense reductions              .89%(d)             1.63%               1.30%           .90%(d)

  Net investment loss                                           (.40)%(d)            (.87)%              (.58)%         (.11)%(d)

                                                            SIX MONTHS
                                                               ENDED                     YEAR ENDED 7/31          12/15/1999(a)
                                                             1/31/2003           -----------------------------         TO
SUPPLEMENTAL DATA:                                          (UNAUDITED)              2002              2001        7/31/2000
--------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                           $   --(e)             $   --(e)           $    1          $    1

   Portfolio turnover rate                                    35.50%                42.08%              36.53%          14.66%
--------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations on December 15, 1999. SEC effective date and date shares first became available to the public - December 30, 1999.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Amount represents less than $1,000.


                                           SEE NOTES TO FINANCIAL STATEMENTS. 15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management company and was organized as a Delaware Business Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund's investment objective is long-term capital growth. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B,

     Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at and agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at an annual rate of 0.75%.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                         CLASS A            CLASS B          CLASS C             CLASS P
-------------------------------------------------------------------------------------------
Service                     .25%               .25%                .25%               .20%
Distribution                .10%(1)(2)         .75%                .75%               .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Fund collected $12,591 of CDSC during the period.

(2) In addition, until January 1, 2003, the Fund paid an incremental marketing expense of approximately .03% of average daily net assets of Class A.

Effective January 1, 2003, the incremental marketing expense of approximately ..03% of average daily net assets attributable to Class A shares will be terminated under the Plan. Also, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at the annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

Class Y does not have a Plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the six-months ended January 31, 2003:

DISTRIBUTOR COMMISSIONS              DEALERS' CONCESSIONS
----------------------------------------------------------
$24,897                                          $143,027

One Trustee and certain of the Fund's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of January 31, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                             $101,201,403
--------------------------------------------------------------------
Gross unrealized gain                                   1,283,021
Gross unrealized loss                                 (32,829,657)
--------------------------------------------------------------------
    Net unrealized security loss                     $(31,546,636)
====================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the securities loaned.

As of January 31, 2003, the value of securities loaned was $241,006. These loans were collateralized by cash of $253,690, which is invested in a restricted money market account. Expenses relating to securities lending of $466 are included in other expenses on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if borrower defaults.

Purchases and sales of investment securities (other than short-term investments) for the six-months ended January 31, 2003 are as follows:

PURCHASES                               SALES
----------------------------------------------------
$25,551,874                             $24,634,561

6.   TRUSTEES' REMUNERATION

The Fund's officers and the one Trustee who is associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the Fund. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .09%. At January 31, 2003 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.

9.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB began performs custodian functions, and accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's net asset value.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can effect fund performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

The Fund has an unlimited number of authorized shares of beneficial interest.

                                             SIX MONTHS ENDED
                                             JANUARY 31, 2003                  YEAR ENDED
                                                  (UNAUDITED)               JULY 31, 2002
                                      -------------------------------------------------------
CLASS A SHARES                           SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------
SHARES SOLD                           2,135,615   $ 8,429,194     6,501,782   $ 34,950,631
SHARES REACQUIRED                    (2,315,919)   (9,077,823)   (4,744,631)   (23,960,082)
---------------------------------------------------------------------------------------------
Increase (decrease)                    (180,304)  $  (648,629)    1,757,151   $ 10,990,549
---------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------
SHARES SOLD                             914,710   $ 3,553,526     1,403,563    $ 7,361,337
SHARES REACQUIRED                      (563,541)   (2,156,914)     (704,334)    (3,438,233)
---------------------------------------------------------------------------------------------
INCREASE                                351,169   $ 1,396,612       699,229    $ 3,923,104
---------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------
SHARES SOLD                             672,812   $ 2,594,565     1,127,206    $ 5,937,278
SHARES REACQUIRED                      (259,073)     (986,397)     (411,396)    (2,063,788)
---------------------------------------------------------------------------------------------
INCREASE                                413,739   $ 1,608,168       715,810    $ 3,873,490
---------------------------------------------------------------------------------------------

CLASS P SHARES
---------------------------------------------------------------------------------------------
SHARES REACQUIRED                            (0.01)     $  (0.04)         -              -
---------------------------------------------------------------------------------------------
Decrease                                     (0.01)     $  (0.04)         -              -
---------------------------------------------------------------------------------------------

HOUSEHOLDING:

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces the Fund's expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

                                                                 --------------
[LORD ABBETT LOGO]                                                 PRSRT STD
                                                                  U.S. POSTAGE
                                                                     PAID
                                                                  PERMIT 552
                                                                 HACKENSACK, NJ
                                                                 --------------



     This report when not used for the
     general information of shareholders
     of the Fund is to be distributed
     only if preceded or accompanied by
        a current Fund prospectus.            Lord Abbett Large-Cap Growth Fund





 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                                 LALCG-3
90 Hudson Street - Jersey City, New Jersey 07302-3973                    (3/03)